Consolidated Investment Portfolioas of December 31, 2023 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 78.2%
Communication Services 1.9%
Diversified Telecommunication Services
Cellnex Telecom SA 144A	1,708,276	67,353,837
China Tower Corp. Ltd. “H” 144A	157,832,000	16,591,693
		83,945,530
Consumer Staples 0.9%
Food Products
Archer-Daniels-Midland Co.	209,950	15,162,589
Bunge Global SA	125,426	12,661,755
Darling Ingredients, Inc.*	258,200	12,868,688
		40,693,032
Energy 12.7%
Energy Equipment & Services 0.2%
Halliburton Co.	256,500	9,272,475
Oil, Gas & Consumable Fuels 12.5%
BP PLC	6,001,300	35,723,734
Cenovus Energy, Inc.	939,000	15,647,047
Cheniere Energy, Inc.	130,022	22,196,056
Chevron Corp.	137,360	20,488,617
Diamondback Energy, Inc.	138,390	21,461,521
DT Midstream, Inc.	161,200	8,833,760
Enbridge, Inc.	1,904,390	68,555,453
Gazprom PJSC (ADR)* (a)	1,013,306	0
Keyera Corp.	1,162,111	28,091,329
LUKOIL PJSC ** (a)	91,202	0
Marathon Petroleum Corp.	113,738	16,874,170
ONEOK, Inc.	1,525,900	107,148,698
Pembina Pipeline Corp.	1,284,100	44,210,137
Phillips 66	70,600	9,399,684
Targa Resources Corp.	846,099	73,500,620
TotalEnergies SE	867,076	59,083,457
Williams Companies, Inc.	843,583	29,381,996
		560,596,279
Industrials 6.9%
Commercial Services & Supplies 1.6%
GFL Environmental, Inc.	1,164,460	40,185,515
Waste Connections, Inc.	215,562	32,176,940
		72,362,455
Construction & Engineering 2.7%
Ferrovial SE	870,505	31,747,098
Vinci SA	725,602	91,127,208
		122,874,306

Ground Transportation 1.3%
Canadian Pacific Kansas City Ltd.	220,410	17,439,179
Union Pacific Corp.	169,890	41,728,382
		59,167,561
Transportation Infrastructure 1.3%
Aena SME SA 144A	149,480	27,090,335
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (b)	88,283	15,468,947
Grupo Aeroportuario del Sureste SAB de CV (ADR)	9,193	2,705,224
Japan Airport Terminal Co., Ltd.	249,542	10,975,342
		56,239,848
Materials 8.1%
Chemicals 1.8%
Corteva, Inc.	600,188	28,761,009
Nutrien Ltd.	778,057	43,833,783
The Mosaic Co.	312,000	11,147,760
		83,742,552
Containers & Packaging 0.7%
SIG Group AG	684,200	15,759,650
Westrock Co.	365,089	15,158,495
		30,918,145
Metals & Mining 4.9%
Agnico Eagle Mines Ltd.	388,698	21,311,581
First Quantum Minerals Ltd.	679,000	5,559,903
Franco-Nevada Corp.	85,640	9,485,969
Freeport-McMoRan, Inc.	564,020	24,010,331
Glencore PLC	4,641,292	27,938,255
Newmont Corp.	443,940	18,374,677
Nippon Steel Corp.	576,300	13,161,342
Nucor Corp.	157,200	27,359,088
Rio Tinto Ltd.	547,840	50,540,514
Teck Resources Ltd. “B”	526,666	22,262,226
		220,003,886
Paper & Forest Products 0.7%
Mondi PLC	579,100	11,363,695
Svenska Cellulosa AB SCA “B”	1,331,900	19,960,753
		31,324,448
Real Estate 33.1%
Diversified REITs 1.8%
Activia Properties, Inc.	3,520	9,692,604
British Land Co. PLC	3,472,253	17,661,271
Daiwa House REIT Investment Corp.	4,047	7,225,987
Essential Properties Realty Trust, Inc.	1,039,500	26,569,620
KDX Realty Investment Corp.	8,421	9,599,355
Mori Trust Reit, Inc.	24,800	12,739,366
		83,488,203
Health Care REITs 1.9%
Omega Healthcare Investors, Inc.	142,900	4,381,314
Ventas, Inc.	452,200	22,537,648
Welltower, Inc.	630,700	56,870,219
		83,789,181
Hotel & Resort REITs 0.8%
Ryman Hospitality Properties, Inc.	326,564	35,941,634

Industrial REITs 4.7%
Americold Realty Trust, Inc.	230,900	6,989,343
CapitaLand Ascendas REIT	8,216,900	18,859,901
EastGroup Properties, Inc.	182,403	33,478,247
Frasers Logistics & Commercial Trust REG S	14,900,400	13,001,650
Industrial & Infrastructure Fund Investment Corp.	11,543	11,423,589
Mapletree Industrial Trust	4,771,400	9,073,581
Prologis, Inc.	586,208	78,141,526
Segro PLC	1,597,998	18,074,531
STAG Industrial, Inc.	526,900	20,686,094
		209,728,462
Office REITs 0.7%
SL Green Realty Corp. (b)	356,000	16,080,520
Vornado Realty Trust	567,000	16,017,750
		32,098,270
Real Estate Management & Development 4.5%
CapitaLand Investment Ltd.	3,853,400	9,239,736
Castellum AB*	1,506,989	21,402,197
CK Asset Holdings Ltd.	2,941,763	14,772,788
CTP NV 144A	933,120	15,761,735
Fastighets AB Balder “B”*	3,156,340	22,415,996
Mitsubishi Estate Co., Ltd.	1,885,700	25,933,659
Mitsui Fudosan Co., Ltd.	1,339,600	32,746,777
PSP Swiss Property AG (Registered)	140,760	19,692,938
Sun Hung Kai Properties Ltd.	557,800	6,028,232
Vonovia SE	1,029,784	32,485,787
		200,479,845
Residential REITs 3.2%
American Homes 4 Rent “A”	641,079	23,053,201
AvalonBay Communities, Inc.	294,820	55,196,200
Essex Property Trust, Inc.	79,100	19,612,054
Sun Communities, Inc.	216,300	28,908,495
UNITE Group PLC	1,342,691	17,919,506
		144,689,456
Retail REITs 4.3%
Agree Realty Corp.	366,412	23,065,635
Brixmor Property Group, Inc.	494,000	11,495,380
Kite Realty Group Trust	810,578	18,529,813
Klepierre SA	517,610	14,119,574
Link REIT	3,875,741	21,765,664
Realty Income Corp.	199,900	11,478,258
Regency Centers Corp.	123,522	8,275,974
Region RE Ltd.	6,155,500	9,466,660
RioCan Real Estate Investment Trust	984,300	13,831,679
Simon Property Group, Inc.	323,370	46,125,497
Spirit Realty Capital, Inc.	392,057	17,128,970
		195,283,104
Specialized REITs 11.2%
American Tower Corp.	541,802	116,964,216
Big Yellow Group PLC	464,766	7,248,363
CubeSmart	463,000	21,460,050
Digital Realty Trust, Inc.	398,700	53,657,046
Equinix, Inc.	106,982	86,162,233
Iron Mountain, Inc.	538,011	37,650,010
Keppel DC REIT	3,061,700	4,524,757

Public Storage	162,800	49,654,000
SBA Communications Corp.	363,494	92,214,793
VICI Properties, Inc.	716,784	22,851,074
Weyerhaeuser Co.	282,042	9,806,600
		502,193,142
Utilities 14.6%
Electric Utilities 4.4%
Exelon Corp.	1,489,674	53,479,297
Hydro One Ltd. 144A	317,200	9,503,671
PG&E Corp.	3,332,307	60,081,495
SSE PLC	1,037,540	24,556,605
Terna - Rete Elettrica Nazionale	5,881,849	49,055,095
		196,676,163
Gas Utilities 2.8%
APA Group (Units)	3,911,110	22,718,238
Atmos Energy Corp.	297,040	34,426,936
China Resources Gas Group Ltd.	2,843,400	9,325,223
ENN Energy Holdings Ltd.	1,108,100	8,167,774
Kunlun Energy Co., Ltd.	18,173,000	16,411,132
Snam SpA	1,752,400	9,011,781
Tokyo Gas Co., Ltd.	1,166,300	26,745,697
		126,806,781
Multi-Utilities 7.0%
Ameren Corp.	142,523	10,310,114
CenterPoint Energy, Inc.	1,860,714	53,160,599
National Grid PLC	8,245,438	111,232,449
NiSource, Inc.	2,565,670	68,118,539
Sempra	963,740	72,020,290
		314,841,991
Water Utilities 0.4%
Severn Trent PLC	249,700	8,213,222
United Utilities Group PLC	618,800	8,356,951
		16,570,173
Total Common Stocks (Cost $3,215,960,401)		3,513,726,922

	Principal Amount ($)	Value ($)

Government & Agency Obligations 18.2%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.875% , 2/15/2047	26,503,999	20,869,568
1.375% , 2/15/2044	27,877,819	24,901,224
U.S. Treasury Inflation-Indexed Notes:
0.125% , 7/15/2031	33,960,264	30,186,908
0.25% , 1/15/2025	70,370,229	68,303,616
0.25% , 7/15/2029	50,093,604	46,290,199
0.375% , 1/15/2027	81,708,492	77,642,699
0.375% , 7/15/2027	64,775,658	61,546,423
0.625% , 1/15/2026	82,225,928	79,332,608
0.625% , 7/15/2032	20,750,867	18,954,297
0.875% , 1/15/2029	25,843,166	24,729,575

U.S. Treasury Notes:
2.0% , 5/31/2024	45,000,000	44,400,586
2.25% , 3/31/2024	40,000,000	39,701,562
2.375% , 2/29/2024	47,500,000	47,276,271
2.5% , 1/31/2024	40,000,000	39,908,136
2.5% , 4/30/2024	52,500,000	52,020,117
3.0% , 6/30/2024	42,500,000	42,055,078
3.0% , 7/31/2024	50,000,000	49,410,156
3.25% , 8/31/2024	20,000,000	19,763,281
4.25% , 9/30/2024	30,000,000	29,846,484
Total Government & Agency Obligations (Cost $838,346,395)		817,138,788

	Shares	Value ($)

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (c) (d) (Cost $24,637,575)	24,637,575	24,637,575

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.38% (c) (Cost $51,065,521)	51,065,521	51,065,521

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $4,130,009,892)	98.1	4,406,568,806
Other Assets and Liabilities, Net	1.9	87,543,437
Net Assets	100.0	4,494,112,243
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 3/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (c) (d)
23,744,750	892,825 (e)	—	—	—	696,706	—	24,637,575	24,637,575
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.38% (c)
100,676,680	1,873,308,882	1,922,920,041	—	—	2,430,024	—	51,065,521	51,065,521
124,421,430	1,874,201,707	1,922,920,041	—	—	3,126,730	—	75,703,096	75,703,096

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2023 amounted to $23,522,853, which is 0.5% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
HRW: Hard Red Winter
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At December 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	1/31/2024	498	41,998,609	38,365,920	(3,632,689)
Coffee Futures	USD	3/18/2024	122	8,055,337	8,614,725	559,388
Copper Futures	USD	3/26/2024	384	35,572,400	37,348,800	1,776,400
Corn Futures	USD	3/14/2024	718	17,457,738	16,917,875	(539,863)
Cotton No. 2 Futures	USD	3/6/2024	226	9,287,201	9,153,000	(134,201)
Gasoline RBOB Futures	USD	2/29/2024	110	10,061,465	9,821,196	(240,269)
Gold 100 oz. Futures	USD	2/27/2024	524	105,796,187	108,562,320	2,766,133
Kansas City HRW Wheat Futures	USD	3/14/2024	134	4,422,063	4,301,400	(120,663)
Lean Hogs Futures	USD	2/14/2024	281	8,431,459	7,640,390	(791,069)
Live Cattle Futures	USD	2/29/2024	286	21,122,794	19,276,400	(1,846,394)
LME Nickel Futures	USD	1/15/2024	113	12,860,025	11,142,930	(1,717,095)
LME Nickel Futures	USD	3/18/2024	88	8,716,084	8,761,104	45,020
LME Primary Aluminium Futures	USD	1/15/2024	673	37,458,647	39,563,988	2,105,341
LME Primary Aluminium Futures	USD	3/18/2024	624	34,161,377	37,143,600	2,982,223
LME Zinc Futures	USD	1/15/2024	237	14,877,195	15,659,775	782,580
LME Zinc Futures	USD	3/18/2024	141	8,802,460	9,388,838	586,378
Low Sulfur Gas Oil Futures	USD	5/10/2024	104	8,176,706	7,516,600	(660,106)
Natural Gas Futures	USD	2/27/2024	679	16,413,162	15,800,330	(612,832)
Natural Gas Futures	USD	4/26/2024	143	3,992,686	3,386,240	(606,446)
NY Harbor ULSD Futures	USD	2/29/2024	71	7,868,300	7,440,686	(427,614)

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
NY Harbor ULSD Futures	USD	4/30/2024	72	8,041,325	7,322,011	(719,314)
Palladium Futures	USD	3/26/2024	40	4,219,227	4,437,200	217,973
Silver Futures	USD	3/26/2024	222	25,999,723	26,735,460	735,737
Soybean Futures	USD	3/14/2024	309	20,775,173	20,054,100	(721,073)
Soybean Meal Futures	USD	3/14/2024	116	4,632,512	4,477,600	(154,912)
Soybean Oil Futures	USD	3/14/2024	398	12,333,691	11,505,384	(828,307)
Sugar No. 11 Futures	USD	2/29/2024	237	7,041,724	5,462,755	(1,578,969)
Wheat Futures	USD	3/14/2024	651	19,368,575	20,441,400	1,072,825
WTI Crude Futures	USD	4/22/2024	242	18,619,121	17,455,460	(1,163,661)
WTI Crude Futures	USD	2/20/2024	167	12,684,687	11,997,280	(687,407)
Total					545,694,767	(3,552,886)
At December 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel Futures	USD	1/15/2024	113	11,106,096	11,142,930	(36,834)
LME Nickel Futures	USD	3/18/2024	9	901,776	896,022	5,754
LME Primary Aluminium Futures	USD	1/15/2024	673	36,498,598	39,563,987	(3,065,389)
LME Primary Aluminium Futures	USD	3/18/2024	18	1,017,195	1,071,450	(54,255)
LME Zinc Futures	USD	1/15/2024	237	14,680,934	15,659,775	(978,841)
LME Zinc Futures	USD	3/18/2024	21	1,297,414	1,398,338	(100,924)
Total					69,732,502	(4,230,489)
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2023, the Fund held $476,877,147 in the Subsidiary, representing 10.5% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$83,945,530	$—	$83,945,530
Consumer Staples	40,693,032	—	—	40,693,032
Energy	475,061,563	94,807,191	0	569,868,754
Industrials	149,704,187	160,939,983	—	310,644,170
Materials	227,264,822	138,724,209	—	365,989,031
Real Estate	1,084,815,093	402,876,204	—	1,487,691,297
Utilities	361,100,941	293,794,167	—	654,895,108
Government & Agency Obligations	—	817,138,788	—	817,138,788
Short-Term Investments (a)	75,703,096	—	—	75,703,096
Derivatives (b)
Futures Contracts	13,635,752	—	—	13,635,752
Total	$2,427,978,486	$1,992,226,072	$0	$4,420,204,558

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(21,419,127)	$—	$—	$(21,419,127)
Total	$(21,419,127)	$—	$—	$(21,419,127)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Commodity Contracts	$(7,783,375)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRAF-PH3
R-080548-2 (1/25)